Cover - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41981
Entity Registrant Name	LOBO EV TECHNOLOGIES LTD.
Entity Central Index Key	0001932072
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Gemini Mansion B 901, i Park
Entity Address, Address Line Two	No. 18-17 Zhenze Rd
Entity Address, Address Line Three	Xinwu District
Entity Address, City or Town	Wuxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	214111
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
Trading Symbol	LOBO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Bankruptcy Proceedings, Reporting Current	false
Entity Common Stock, Shares Outstanding	7,780,000
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7000	6706
Auditor Opinion [Text Block]	We have audited the accompanying balance sheets of LOBO EV Technologies Ltd. (the Company) as of December 31, 2024, and the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and cash flow for the year ended December 31, 2024, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flow the year ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	HTL International LLC	TPS Thayer, LLC
Auditor Location	Houston, Texas	Sugar Land, Texas
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Gemini Mansion B 901, i Park
Entity Address, Address Line Two	No. 18-17 Zhenze Rd
Entity Address, Address Line Three	Xinwu District
Entity Address, City or Town	Wuxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	214111
City Area Code	86
Local Phone Number	510 88584252
Contact Personnel Name	Mr. Huajian Xu
Contact Personnel Email Address	xuhuajian@loboai.com